UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05904

ELFUN GOVERNMENT MONEY MARKET FUND

(Exact name of registrant as specified in charter)

One Iron Street

BOSTON, MASSACHUSETTS 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service) Joshua A. Weinberg, Esq. Managing Director and Managing Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210	Copy to: Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Item 1.	Schedule of Investments.

Elfun Government Money Market Fund

Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Amortized Cost
Short-Term Investments – 99.8% †
U.S. Treasuries – 29.3%
U.S. Treasury Bills
2.43%	05/02/19 - 05/09/19	$1,500,000	$1,496,456	(a	)
2.44%	04/16/19 - 05/14/19	3,000,000	2,994,200	(a	)
2.45%	04/18/19 - 05/16/19	2,500,000	2,494,364	(a	)
2.46%	04/11/19 - 06/20/19	5,100,000	5,087,681	(a	)
2.48%	04/18/19	1,000,000	998,860	(a	)
2.49%	05/02/19	700,000	698,535	(a	)
2.50%	08/08/19	1,000,000	991,257	(a	)
2.51%	04/18/19 - 09/19/19	800,000	794,889	(a	)
2.52%	07/25/19 - 09/19/19	4,955,000	4,905,844	(a	)
2.53%	07/18/19 - 09/05/19	1,120,000	1,111,333	(a	)
2.54%	07/11/19	2,000,000	1,986,140	(a	)
2.55%	06/13/19	500,000	497,486	(a	)
2.57%	07/05/19	1,000,000	993,390	(a	)
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.00%
2.42%	01/31/20	1,475,000	1,474,374	(b	)
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.03%
2.46%	04/30/20	730,000	729,805	(b	)
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.05%
2.47%	10/31/19 - 10/31/20	1,550,000	1,549,979	(b	)
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.06%
2.48%	07/31/19	3,000,000	3,000,474	(b	)
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.07%
2.49%	04/30/19	2,580,000	2,580,159	(b	)
			34,385,226
U.S. Government Agency Obligations – 42.6%
Federal Farm Credit Banks 1 month USD LIBOR - 0.01%
2.48%	03/25/20	1,100,000	1,099,888	(b	)
Federal Farm Credit Banks 1 month USD LIBOR - 0.02%
2.48%	01/06/20	850,000	850,000	(b	)
Federal Farm Credit Banks 1 month USD LIBOR - 0.03%
2.46%	06/24/19	1,250,000	1,250,317	(b	)
Federal Farm Credit Banks 1 month USD LIBOR - 0.04%
2.46%	08/26/19	1,000,000	1,000,000	(b	)
2.47%	11/29/19	1,000,000	1,000,000	(b	)
Federal Farm Credit Banks 1 month USD LIBOR - 0.05%
2.44%	02/25/20	400,000	399,968	(b	)
Federal Farm Credit Banks 1 month USD LIBOR - 0.09%
2.40%	07/25/19	550,000	550,000	(b	)
Federal Farm Credit Banks 1 month USD LIBOR - 0.10%
2.39%	09/20/19	500,000	499,988	(b	)
Federal Farm Credit Banks 1 month USD LIBOR - 0.14%
2.35%	07/02/19	350,000	349,996	(b	)
Federal Farm Credit Banks 1 month USD LIBOR - 0.15%
2.34%	07/18/19	250,000	249,992	(b	)
Federal Farm Credit Banks 3 month Treasury Money Market Yield + 0.05%
2.47%	11/04/19	1,500,000	1,500,177	(b	)
Federal Home Loan Bank Discount Notes
2.45%	04/05/19 - 05/08/19	5,850,000	5,840,230	(a	)
2.46%	04/17/19 - 05/15/19	2,250,000	2,245,230	(a	)
2.47%	04/12/19 - 05/29/19	5,800,000	5,787,940	(a	)
2.48%	06/21/19	750,000	745,891	(a	)
2.49%	05/17/19 - 07/26/19	2,650,000	2,632,983	(a	)
2.50%	08/07/19	1,500,000	1,486,997	(a	)
2.51%	08/02/19	600,000	594,992	(a	)
Federal Home Loan Banks
2.43%	06/12/19 - 06/13/19	800,000	800,000	(a	)
Federal Home Loan Banks 1 month USD LIBOR - 0.09%
2.39%	04/05/19	2,000,000	2,000,000	(b	)
2.40%	06/24/19	450,000	450,000	(b	)
Federal Home Loan Banks 1 month USD LIBOR - 0.13%
2.36%	07/16/19	650,000	650,000	(b	)
2.37%	07/26/19	200,000	200,000	(b	)
Federal Home Loan Banks 3 month USD LIBOR - 0.32%
2.46%	04/10/19	1,300,000	1,300,000	(b	)
Federal Home Loan Banks SOFR + 0.02%
2.45%	08/27/19	725,000	725,000	(b	)

		Principal Amount	Amortized Cost
Federal Home Loan Banks SOFR + 0.03%
2.46%	12/06/19	$700,000	$700,000	(b	)
Federal Home Loan Banks SOFR + 0.04%
2.47%	02/21/20	600,000	600,000	(b	)
Federal Home Loan Banks SOFR + 0.07%
2.50%	03/27/20	1,300,000	1,300,000	(b	)
Federal Home Loan Mortgage Corp.
0.88%	07/19/19	270,000	268,709	(a	)
1.25%	07/26/19	500,000	498,087	(a	)
Federal Home Loan Mortgage Corp. 1 month USD LIBOR - 0.10%
2.39%	06/19/19	900,000	900,000	(b	)
Federal Home Loan Mortgage Corp. 3 month USD LIBOR - 0.22%
2.39%	06/07/19	1,600,000	1,599,854	(b	)
Federal Home Loan Mortgage Corp. 3 month USD LIBOR - 0.33%
2.47%	04/09/19	1,300,000	1,300,000	(b	)
Federal Home Loan Mortgage Corp. SOFR + 0.03%
2.46%	06/19/19	1,000,000	1,000,000	(b	)
Federal Home Loan Mortgage Corp. SOFR - 0.01%
2.42%	04/17/19 - 05/20/19	3,600,000	3,600,000	(b	)
Federal National Mortgage Assoc.
0.88%	08/02/19	275,000	273,504	(a	)
Federal National Mortgage Assoc. SOFR + 0.04%
2.47%	04/30/19	600,000	600,000	(b	)
Freddie Mac Discount Notes
2.45%	05/13/19	400,000	398,881	(a	)
2.46%	05/20/19	1,100,000	1,096,392	(a	)
2.47%	06/20/19	500,000	497,320	(a	)
2.48%	07/17/19	900,000	893,519	(a	)
2.52%	09/09/19	200,000	197,806	(a	)
			49,933,661

			49,933,661

Repurchase Agreements – 27.9%
BNP Paribas S.A. U.S.

Treasury Repo 2.52% dated 03/29/19, to be repurchased at $9,658,028 on 04/01/19 collateralized by $301 U.S. Treasury Floating Rate Note, 1.18%, maturing to 10/31/19, collateralized by $2,709,194 U.S. Treasury Inflation Index Note, 0.13%, maturing to 07/15/26, collateralized by $7,139,094 U.S. Treasury Notes, 1.25% to 1.88%, maturing on 04/30/19 to 03/31/22, collateralized by $531 U.S. Treasury Strips, 0.00%, maturing on 11/15/20 to 05/15/26.

04/01/19	9,656,000	9,656,000

Elfun Government Money Market Fund

Schedule of Investments	March 31, 2019 (Unaudited)

	Principal Amount	Amortized Cost
Citigroup Global Markets, Inc.

U.S. Treasury Repo 2.55% dated 03/29/19, to be repurchased at $11,002,338 on 04/01/19 collateralized by $4,437 U.S. Treasury Bonds, 4.75% to 6.00%, maturing on 02/15/26 to 02/15/37, collateralized by $11,215,636 U.S. Treasury Notes, 1.88% to 2.13%, maturing from 03/31/22 to 03/31/24.

04/01/19	$11,000,000	$11,000,000

	Principal Amount	Amortized Cost

Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury Repo 2.55% dated 03/29/19, to be repurchased at $12,002,550 on 04/01/19 collateralized by $12,240,024 U.S. Treasury Floating Rate Note, 2.51% maturing 01/31/21.

04/01/19	$12,000,000	$12,000,000
		32,656,000

Total Short-Term Investments (Cost $116,974,887)		116,974,887

Other Assets and Liabilities, net – 0.2%		221,329

NET ASSETS – 100.0%		$117,196,216

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Coupon amount represents effective yield.
(b)

Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

†	Percentages are based on net assets as of March 31, 2019.

Abbreviations:

LIBOR    London Interbank Offered Rate

SOFR      Secured Overnight Financing Rate

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy at March 31, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Government Money Market Fund	Investments in Securities
	U.S. Treasuries	$—	$34,385,226	$—	$34,385,226
	U.S. Government Agency Obligations	—	49,933,661	—	49,933,661
	Repurchase Agreements	—	32,656,000	—	32,656,000

	Total Investments in Securities	$—	$116,974,887	$—	$116,974,887

Notes to Schedule of Investments	March 31, 2019 (Unaudited)

Security Valuation

The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

The Fund’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Fund’s investments. The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019 is disclosed in the Fund’s Schedule of Investments.

Income Taxes

As of March 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
Elfun Government Money Market Fund	$116,974,887	—	—	—

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Government Money Market Fund

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:    May 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:    May 23, 2019

By:	/s/ Bruce Rosenberg
Bruce Rosenberg
Treasurer (Principal Financial Officer)

Date:    May 23, 2019